Investment in Subsidiaries (Details Narrative) - ILS (₪) ₪ in Thousands									1 Months Ended		12 Months Ended
	Dec. 19, 2022	Jul. 27, 2022	Apr. 24, 2022	Feb. 05, 2022	Jan. 19, 2022	Oct. 20, 2021	Aug. 08, 2021	May 18, 2021	Oct. 31, 2022	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 18, 2023	May 14, 2020
IfrsStatementLineItems [Line Items]
Acquisition description		On July 27, 2022, the Company engaged in an agreement to purchase 51% of “Refua Center” pharmacy located in Bnei Brak.	On April 24, 2022, the Company engaged in an agreement to purchase 51% of “Amidar” pharmacy located in Naharia.	On February 5, 2022, the Company engaged in an agreement to purchase 100% of “Maayan Haim” pharmacy located in Ashdod.	On January 19, 2022, the Company engaged in an agreement to purchase 51% of “Orni” pharmacy located in Tel Aviv.	On October 20, 2021, the company engaged in an agreement to purchase 51% of “Maayan Haim” pharmacy located in Bet Dagan which has a license to sell Medical cannabis.	On August 8, 2021, the Company engaged in an agreement to purchase 51% of “Club Pharm Shely” pharmacy located in Binyamina.	On May 18, 2021, the Company acquired 100% of “Pharmazone” trading house, “Doron” pharmacy and “Ahuza” pharmacy located in Raanana.	In October 2022, the Company purchase 51% of “Amirim Pharm” pharmacy located in Hadera.	In March 2021, the Company acquired, through Cannolam, four pharmacies located in Dimona (51%), Tel Aviv (100%), Kfar Hasidim (100%) and Ashdod (51%).
Contingent consideration provisional											₪ 818	₪ 5,060	₪ 15,780
Goodwill												15,882	67,690
Noncontrolling interest												142	9,043
Revenue											355,553	388,684	219,677
Loans received from partners	₪ 20,000
Assets											786,614	958,007
Liabilities											329,552	436,530
Loss value											₪ (63,533)	43,749	7,293
Proceeds from partner inventory income	20,000
Annual interest rate											3.00%
Inventories											₪ 105,469	140,133
Partnership agreement [member]
IfrsStatementLineItems [Line Items]
Assets											40,700
Liabilities											36,900
Loss value											18,400
Inventories											19,200
Loans											21,600
Revenues											2,400
Interest costs incurred											₪ 900
Top of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from partner income	₪ 40,000
Measurement of fair values [member]
IfrsStatementLineItems [Line Items]
Revenue												22,460	54,609
Total comprehensive profit (loss) for the year												378	3,153
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination												625	356
Measurement of fair values [member] | Subsidiaries [member]
IfrsStatementLineItems [Line Items]
Revenue													162,164
Total comprehensive profit (loss) for the year												34,876	₪ 3,068
Canndoc [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired											100.00%
Pharmazone [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired											100.00%
Cannolam ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired											100.00%			100.00%	100.00%
Acquisitions 2022 [member]
IfrsStatementLineItems [Line Items]
Contingent consideration provisional											₪ 3,264	₪ 5,170
Eilat pharmacy and trading house [member]
IfrsStatementLineItems [Line Items]
Loans received from partners											2,500
Assets											4,200
Liabilities											4,300
Loss value											₪ 100